Container Purchases - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Intangible asset for the management rights relinquished	$ 156	$ 8,305
Container Purchases
Property, Plant and Equipment [Line Items]
Number of containers purchased	33,400	102,900
Cash purchase consideration	48,088	203,374
Intangible asset for the management rights relinquished	156	8,305
Container Purchases | Purchase Two
Property, Plant and Equipment [Line Items]
Total purchase consideration		211,679
Container Purchases | Purchaser One
Property, Plant and Equipment [Line Items]
Total purchase consideration	$ 48,244